REVENUES	9 Months Ended
Sep. 30, 2020
REVENUES
REVENUES

3.    REVENUES

The Group’s revenues for the respective periods are detailed as follows:

	For the nine months ended September 30
	2019	2020
	RMB	RMB
Sales of solar modules	19,512,340,122	23,912,985,770
Sales of silicon wafers	514,771,881	314,461,103
Sales of solar cells	167,621,923	209,893,108
Sales of solar projects	—	1,197,712,617
Revenue from generated electricity	22,095,482	69,827,652
Total	20,216,829,408	25,704,880,250

In March 2020, the Company sold two solar power plants in Mexico, that were constructed with an intent to sell, with a combined capacity of 155 MW to an independent third party, and recognized sales of solar projects with the amount of RMB1,197.7 million.

The following table summarizes the Group’s net revenues generated in respective region:

	For the nine months ended September 30
	2019	2020
	RMB	RMB
Inside China (including Hong Kong and Taiwan)	1,926,109,782	4,652,221,350
North America	4,937,223,675	8,077,374,914
Europe	4,060,488,607	3,696,548,737
Asia Pacific	5,839,725,240	5,759,164,603
Rest of the world	3,453,282,104	3,519,570,646
Total	20,216,829,408	25,704,880,250